Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net
Balance at beginning of the period	$ 83,329,232	$ 87,342,530
Additions	20,131,738	19,108,284	$ 18,708,491
Balance at end of the period	83,281,627	83,329,232	87,342,530
Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	9,437,130	9,696,408
Balance at end of the period	9,579,153	9,437,130	9,696,408
Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	52,649,603	55,062,909
Balance at end of the period	54,013,318	52,649,603	55,062,909
Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	2,337,439	5,113,964
Balance at end of the period	2,055,025	2,337,439	5,113,964
Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	554,786	555,678
Balance at end of the period	545,329	554,786	555,678
Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	1,195,318	1,435,094
Balance at end of the period	1,090,966	1,195,318	1,435,094
Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	2,316,042	2,656,206
Balance at end of the period	2,092,070	2,316,042	2,656,206
Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	1,124,546	1,139,091
Balance at end of the period	1,032,096	1,124,546	1,139,091
Construction and Projects in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	13,714,368	11,683,180
Balance at end of the period	12,873,670	13,714,368	11,683,180
Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	192,358,016	186,145,082
Additions	20,131,738	19,108,284
Dismantling cost	71,241	797,176
Retirements and reclassifications to other accounts	(3,297,784)	(5,931,705)
Transfers to right-of-use assets		(6,172,301)
Transfers to intangibles assets	(1,045,065)	(1,487,056)
Effect of translation	20,768	(101,464)
Balance at end of the period	208,238,914	192,358,016	186,145,082
Cost | Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	14,509,206	14,635,604
Additions	6,252	25,132
Retirements and reclassifications to other accounts	(53,559)	(266,687)
Transfers and reclassifications	415,289	94,791
Effect of translation	9,724	20,366
Balance at end of the period	14,886,912	14,509,206	14,635,604
Cost | Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	141,966,642	133,171,187
Additions	12,384,030	11,152,691
Dismantling cost	71,241	797,176
Retirements and reclassifications to other accounts	(547,789)	(2,332,091)
Transfers to right-of-use assets		(1,896,682)
Transfers and reclassifications	3,381,566	1,188,429
Transfers to intangibles assets	(2,725)
Effect of translation	9,223	(114,068)
Balance at end of the period	157,262,188	141,966,642	133,171,187
Cost | Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	6,026,094	10,301,713
Transfers to right-of-use assets		(4,275,619)
Balance at end of the period	6,026,094	6,026,094	10,301,713
Cost | Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	1,158,745	1,203,942
Additions	24,562	55,434
Retirements and reclassifications to other accounts	(2,426)	(163,756)
Transfers and reclassifications	82,855	64,380
Effect of translation	64	(1,255)
Balance at end of the period	1,263,800	1,158,745	1,203,942
Cost | Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	3,000,322	3,085,762
Additions	75,219	74,684
Retirements and reclassifications to other accounts	(45,726)	(199,494)
Transfers and reclassifications	92,370	39,724
Effect of translation	47	(354)
Balance at end of the period	3,122,232	3,000,322	3,085,762
Cost | Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	8,548,265	8,848,455
Additions	253,783	199,749
Retirements and reclassifications to other accounts	(72,113)	(965,029)
Transfers and reclassifications	467,754	470,161
Effect of translation	693	(5,071)
Balance at end of the period	9,198,382	8,548,265	8,848,455
Cost | Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	3,434,374	3,215,239
Additions	19,283	37,213
Retirements and reclassifications to other accounts	(627)	(36,943)
Transfers and reclassifications	152,591	220,219
Effect of translation	15	(1,354)
Balance at end of the period	3,605,636	3,434,374	3,215,239
Cost | Construction and Projects in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	13,714,368	11,683,180
Additions	7,368,609	7,563,381
Retirements and reclassifications to other accounts	(2,575,544)	(1,967,705)
Transfers and reclassifications	(4,592,425)	(2,077,704)
Transfers to intangibles assets	(1,042,340)	(1,487,056)
Effect of translation	1,002	272
Balance at end of the period	12,873,670	13,714,368	11,683,180
Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(109,028,784)	(98,802,552)
Depreciation, property, plant and equipment	(17,689,503)	(17,437,800)
Retirements and reclassifications to other accounts	1,774,919	4,338,181
Transfers to right-of-use assets		2,769,432
Effect of translation	(13,919)	103,955
Balance at end of the period	(124,957,287)	(109,028,784)	(98,802,552)
Accumulated Amortisation | Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	(5,072,076)	(4,939,196)
Depreciation, property, plant and equipment	(268,684)	(239,066)
Retirements and reclassifications to other accounts	37,704	102,538
Effect of translation	(4,703)	3,648
Balance at end of the period	(5,307,759)	(5,072,076)	(4,939,196)
Accumulated Amortisation | Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(89,317,039)	(78,108,278)
Depreciation, property, plant and equipment	(15,545,278)	(15,272,635)
Retirements and reclassifications to other accounts	1,622,089	2,955,945
Transfers to right-of-use assets		987,924
Reclassifications		27,103
Effect of translation	(8,642)	92,902
Balance at end of the period	(103,248,870)	(89,317,039)	(78,108,278)
Accumulated Amortisation | Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	(3,688,655)	(5,187,749)
Depreciation, property, plant and equipment	(282,414)	(282,414)
Transfers to right-of-use assets		1,781,508
Balance at end of the period	(3,971,069)	(3,688,655)	(5,187,749)
Accumulated Amortisation | Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	(603,959)	(648,264)
Depreciation, property, plant and equipment	(116,651)	(114,382)
Retirements and reclassifications to other accounts	2,208	157,477
Effect of translation	(69)	1,210
Balance at end of the period	(718,471)	(603,959)	(648,264)
Accumulated Amortisation | Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(1,805,004)	(1,650,668)
Depreciation, property, plant and equipment	(267,356)	(309,376)
Retirements and reclassifications to other accounts	41,131	153,235
Reclassifications		1,481
Effect of translation	(37)	324
Balance at end of the period	(2,031,266)	(1,805,004)	(1,650,668)
Accumulated Amortisation | Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(6,232,223)	(6,192,249)
Depreciation, property, plant and equipment	(945,389)	(956,985)
Retirements and reclassifications to other accounts	71,752	941,061
Reclassifications		(28,584)
Effect of translation	(452)	4,534
Balance at end of the period	(7,106,312)	(6,232,223)	(6,192,249)
Accumulated Amortisation | Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	(2,309,828)	(2,076,148)
Depreciation, property, plant and equipment	(263,731)	(262,942)
Retirements and reclassifications to other accounts	35	27,925
Effect of translation	(16)	1,337
Balance at end of the period	$ (2,573,540)	$ (2,309,828)	$ (2,076,148)